Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Globallink Investment Inc [Member] - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liabilities- Private Warrants
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liabilities- Private Warrants	2,736
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liabilities- Private Warrants		$ 14,250	$ 13,680	$ 1,881